Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2018	December 31, 2019
Lubricants	533,300	487,268
Victualing	33,647	21,443
Total	566,947	508,711